Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Smart farming applications [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation method	0%
Depreciation rate	3 years
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation method	0%
Depreciation rate	3 years
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation method	0%
Depreciation rate	3 years
AI software [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation method	0%
Depreciation rate	3 years